Contributed Capital	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [Abstract]
Contributed Capital
33.	Contributed Capital

(1)	Details of shares issued as of December 31, 2017 and 2018 are as follows:

	2017
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

	2018
	Shares authorized	Shares issued		Par value per share (in won)	Owned by government(*)	Owned by others	Total
	In millions of won except share information
Common shares	1,200,000,000	641,964,077	￦	5,000	1,640,385	1,569,435	3,209,820

(*)	Korea Development Bank’s interest of ￦1,056,176 million is included.

(2)	Details in number of outstanding capital stock for the years ended December 31, 2017 and 2018 are as follows.

	2017	2018
	Number of shares
Beginning balance	641,964,077	641,964,077

Ending balance	641,964,077	641,964,077

(3)	Details of share premium as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Share premium	￦	843,758	843,758